Taxes (Details) ¥ in Millions			1 Months Ended			6 Months Ended			12 Months Ended	24 Months Ended
	Mar. 26, 2023 CNY (¥)	Mar. 14, 2022 CNY (¥)	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2018	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2022	Mar. 31, 2025 USD ($)
Taxes [Line Items]
Assessable profits amount (in Dollars) | $							$ 2,000,000
Income tax rate			15.00%	15.00%	15.00%	15.00%	15.00%		15.00%
Taxable income net (in Yuan Renminbi) | ¥	¥ 3	¥ 3				¥ 1
Enterprise income tax						5.00%	5.00%			2.50%
Income taxes (in Dollars) | $								$ 294,310			$ 80,901
Deferred tax assets percentage						100.00%	100.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate						10.00%	10.00%
Changzhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate						15.00%	15.00%	15.00%
Taizhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate						25.00%	25.00%	25.00%
Zhongjin Jing’ao [Member]
Taxes [Line Items]
Income tax rate						5.00%	5.00%	5.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate						25.00%	25.00%
Zhongjin Jing’ao [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate						5.00%	5.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate						8.25%	8.25%
Assessable profits amount (in Dollars) | $							$ 2,000,000
Assessable profits percentage						16.50%	16.50%
Minimum [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥						¥ 1
Maximum [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥						¥ 3